Loans and Borrowings - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended	36 Months Ended
	Jan. 12, 2026	Dec. 08, 2025	Jun. 23, 2025	Feb. 09, 2021	Mar. 31, 2026	Feb. 15, 2024	Feb. 15, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Loans And Borrowings [Line Items]
Notes maturity date				Feb. 15, 2028
Notes repurchase description					Holders of the Notes 2028 have the right to require the Company to repurchase for cash all or part of their Notes 2028 on February 15, 2024 and February 15, 2026 (each, a “repurchase date”) at a repurchase price equal to 100% of the principal amount of the Notes 2028 to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the relevant repurchase date ("Repurchase Right").
Percent of repurchase price equal to principal amount of notes to be repurchased					100.00%
Notes redemption description					the Company may, at its option, redeem the Notes 2028, in whole but not in part, following the occurrence certain tax law changes at a redemption price equal to 100% of the principal amount of the Notes 2028 to be redeemed, plus accrued and unpaid special interest, if any, to, but excluding, the redemption date (unless the redemption date falls after a special interest record date but on or prior to the special interest payment date to which such special interest record date relates, in which case the Company will instead pay the full amount of accrued and unpaid special interest, if any, to the holder of record as of the close of business on such special interest record date, and the redemption price will be equal to 100% of the principal amount of the Notes 2028 to be redeemed).
Percent of redemption price equal to principal amount of notes to be redeemed					100.00%
Notes repurchase on fundamental change description					Upon the occurrence of a fundamental change, holders may require the Company to repurchase for cash all or any portion of their Notes 2028 at a fundamental change repurchase price equal to 100% of the principal amount of the Notes 2028 to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the fundamental change repurchase date.
Accreted effective interest rate						7.39%
Differences Between Gross Carrying Amount And Revised Gross Carrying Amount						$ 30,578	$ 30,578
Remaining period of accreted principal amount					1 year 10 months 17 days
Deferred tax liability					$ (23,361)			$ (103,905)	$ (124,563)
Credit facilities maximum funding amount					28,379			32,901
Credit facilities amount withdrawn					822			536
Credit facilities limits for bank guarantee					52,200			57,775
Assets pledged as collateral					130,365			167,228
Motor Vehicles [Member]
Disclosure Of Loans And Borrowings [Line Items]
Carrying amount of vehicles					$ 4,029			$ 5,264
Notes [member]
Disclosure Of Loans And Borrowings [Line Items]
Principal amount						$ 1,000
Notes repurchase description					to require the Company to repurchase at par all of such holder’s Notes or any portion thereof that is an integral multiple of USD 1,000 principal amount for cash on February 15, 2024, or the Repurchase Right, if properly tendered by the holders subject to the terms and conditions set forth. However, no notes were tendered for repurchase. The next repurchase date will be February 15, 2026 as per the agreement.
Notes tendered for repurchase						0
Notes 2028 [Member]
Disclosure Of Loans And Borrowings [Line Items]
Principal amount				$ 230,000			$ 1,000
Convertible senior notes interest rate				0.00%
Notes maturity date	Feb. 15, 2028
Notes repurchase description					to require the Company to repurchase at par all of such holder’s Notes 2028 or any portion thereof that is an integral multiple of USD 1,000 principal amount for cash on February 15, 2026 respectively, or the Repurchase Right, if properly tendered by the holders subject to the terms and conditions set forth. However, no Notes 2028 were tendered for repurchase. The Notes 2028 will now mature on February 15, 2028 as per the agreement.
Percent of repurchase price equal to principal amount of notes to be repurchased					100.00%
Notes tendered for repurchase							0
Notes 2028 [Member] | Ordinary Share [Member]
Disclosure Of Loans And Borrowings [Line Items]
Principal amount				$ 1,000
Initial conversion rate				25.8035
Par value per share				$ 0.0005
Conversion price per share				$ 38.75
Notes 2030 [Member]
Disclosure Of Loans And Borrowings [Line Items]
Principal amount		$ 5,000	$ 1,437,500
Convertible senior notes interest rate			0.00%
Share issue related cost			$ 22,952
Notes maturity date			Jul. 01, 2030
Notes repurchase description					Holders of the Notes 2030 will have the right, at their option, to require the Company to repurchase for cash all or part of their Notes 2030, on July 3, 2028 at a repurchase price equal to 100% of the principal amount of the Notes 2030 to be repurchased plus accrued and unpaid special interest, if any
Percent of repurchase price equal to principal amount of notes to be repurchased					100.00%
Gross proceeds of financial liablity			$ 1,437,500
Gross proceeds of conversion option			$ 1,136,759
Discount rate percentage			8.06%
Amount of equity component of conversion option			$ 300,741
Trading days description					on each of at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period ending on, and including, the trading day immediately prior to the date Company provides notice of redemption, and (ii) the trading day immediately preceding the date Company sends such notice.
Transaction cost allocated to liability		4,642	18,150
Transaction cost allocated to equity		840	4,802
Derecognised proportion of carrying amount		4,045
Transaction cost accreted to principal amount					$ 1,118,609
Notes repurchase on fundamental change description					upon the occurrence of a fundamental change, holders may require the Company to repurchase for cash all or any portion of their Notes at a fundamental change repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the fundamental change repurchase date.
Accreted effective interest rate					8.63%
Remaining period of accreted principal amount					2 years 6 months 3 days
Deferred tax liability					$ 54,211
Aggregate amount of repurchase		4,642
Repurchase cost		$ 5
Notes 2030 [Member] | Ordinary Share [Member]
Disclosure Of Loans And Borrowings [Line Items]
Principal amount			$ 1,000
Initial conversion rate			8.2305
Par value per share			$ 0.0005
Conversion price per share			$ 121.5
Notes 2030 [Member] | Ordinary Share [Member] | Bottom of range [member]
Disclosure Of Loans And Borrowings [Line Items]
Conversion price percentage			130.00%
Full Exercise of the Initial Purchasers' Option to Purchase Additional Notes [Member]
Disclosure Of Loans And Borrowings [Line Items]
Principal amount			$ 187,500	$ 30,000